INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes Tables
Net deferred tax assets (liabilities)

The significant components of the Company’s net deferred tax assets (liabilities) at December 31, 2012 and 2011 are as follows:

	December 31, 2012	December 31, 2011
Gross deferred tax assets:
Net operating loss carry-forwards	$4,605,967	$3,503,965
Stock based expenses	994,016	1,396,526
Tax credit carry-forwards	243,441	222,134
All others	-	13,139
	5,843,425	5,135,764
Gross deferred tax liabilities:
Deferred tax asset valuation allowance	(5,843,425)	(5,135,764)
Net deferred tax asset (liability)	$-	$-

Reconciliation of federal statutory income tax rate to our effective income tax rate

Income taxes computed using the federal statutory income tax rate differs from the Company’s effective tax rate primarily due to the following:

	December 31, 2012	December 31, 2011
Income taxes benefit (expense) at statutory rate	34.00%	34.00%
State income tax, net of federal benefit	(5.94)%	(5.94)%
Permanent differences
Meals & entertainment	(0.07)%	(0.11)%
Share-based compensation – Incentive Stock Options	(3.84)%	(3.59)%
Change in valuation allowance	(24.16)%	(24.36)%
	0%	0%